employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined contribution plans expense
Union pension plan contributions	$ 13	$ 17
Other defined contribution pension plans	109	113
Total	122	$ 130
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 13